BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

2.1    Basis of preparation

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”). Hepsiburada and its subsidiaries maintain their books of account in Turkish Lira (“TRY”) based on the Turkish Commercial Code (“TCC”), Turkish tax legislation and the Uniform Chart of Accounts issued by the Ministry of Finance of Turkey. These consolidated financial statements are based on the statutory records, which are maintained under the historical cost convention except for the financial investments which are measured at fair value, with adjustments and reclassifications for the purpose of fair presentation in accordance with IFRS issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.2.

Functional and presentation currency

Items included in the consolidated financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which they operate (“the functional currency”). The consolidated financial statements are presented in thousand Turkish Lira (TRY), which is both the functional currency of all entities in the Group and the presentation currency of the Group.

Going concern

The Group has recurring losses, the comprehensive loss for the year ended 31 December 2021 amounted to TRY703 million, while accumulated deficit as of 31 December 2021 amounted to TRY1,737 million. The Group generates positive operating cash flows on an annual basis and its cash and cash equivalents as of 31 December 2021 amounts to TRY3,813 million. The recurring losses mainly results from increase in operating expenses such as advertising, shipping and payroll expenses of the Group, as well as higher customer discounts in response to slowdown in market growth rate and intensified competition.

Based on its current business plan, the Group’s cash and cash equivalents will be sufficient to fund its operations for at least twelve months from the issuance date of these consolidated financial statements. Management of the Group believes that it will be in a position to cover its liquidity needs through cash on hand, cash generated from operations, available credit lines or a combination thereof, when necessary.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

2.2    Significant accounting estimates and assumptions

Estimates and assumptions are continuously evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2    Significant accounting estimates and assumptions (Continued)

Estimates and assumptions

The Group makes estimates and assumptions concerning the future. The estimates and assumptions that have a significant risk of causing material adjustments to the carrying amount of asset and liabilities are as follows:

Recognition and measurement of share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them.

As further disclosed in Note 13, the Group granted an equity settled share-based payment plan where management personnel, other employees and directors entitled to receive Company’s shares based on the fair value at the date when the grant is made using an appropriate valuation model. Determination of estimated fair value of the Company before it consummates its initial public offering requires complex and subjective judgments. The Company’s enterprise value for purposes of recording share-based compensation is estimated using a discounted cash flow (“DCF”) methodology. For the DCF methodology, the net present value has been estimated using an appropriate discount rate.

The estimated number of stock awards that will ultimately vest based on service condition requires judgement, and to the extent actual results or updated estimates differ from current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised.

Recognition and estimated useful lives of website development costs

Costs that are directly associated with the development of website and identifiable and unique software products controlled by the Group are recognized as intangible assets as they meet the recognition criteria of IAS 38 and SIC 32 (for further information refer to Note 2.7).

The Group anticipates that its website is capable of generating revenues and satisfy the requirement of future probable economic benefit. The carrying amounts of the Group’s intangible assets are reviewed at each reporting date to determine whether there is an indication of impairment, considering future profit projections.

Website development costs recognized as assets are amortized over their estimated useful lives between 2 and 4 years. However, the actual useful life may be shorter or longer than estimated useful lives, depending on technical innovations and competitor actions. If the useful lives were increased/decreased by one year, the carrying amount would be TRY19,958 thousand higher/TRY23,693 thousand lower as at 31 December 2021 (2020: TRY12,419 thousand higher/TRY15,658 thousand lower).

The useful lives of the website development costs are estimated by management at the time the asset is capitalized and reviewed for appropriateness at each reporting date. The Group defines useful life of its assets in terms of the assets’ expected utility to the Group. This judgment is based on the experience of the Group with similar assets. In determining the useful life of an asset, the Group also follows technical and/or commercial obsolescence arising on changes or improvements from a change in the market. Amortization starts when the asset is ready for use (Note 10).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2    Significant accounting estimates and assumptions (Continued)

Recognition and measurement of deferred tax assets

The Group has not recognised any deferred income tax assets (except to the extent they are covered by taxable temporary differences) in regarding to its carry forward tax losses, unused tax incentives and other deductible temporary differences due to uncertainties as to the realization of such deferred tax assets in the foreseeable future. If actual events differ from the Group’s estimates, or to the extent that these estimates are adjusted in the future, changes in the amount of an unrecognized deferred tax asset could materially impact the Group’s results of operations.

IFRS 16 application and discount rates used for measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined or if that rate cannot be readily determined, the Group uses its incremental borrowing rate.

Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value of the right of use assets in similar economic environment.

The Group determines its incremental borrowing rate with reference to its existing and historical cost of borrowing adjusted for the term and security against such borrowing. In addition, the management assesses the expected length of the leases and this assessment takes into account non-cancellation and extension options.

Recognition and measurement of provision for Competition Authority investigation

In accordance with the accounting policy in Note 2.6, provisions are recognized when the Group has a present obligation as a result of past events, and it is probable that a cash outflow will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

As further explained in Note 12, the Group recognized a provision payable to the Turkish Competition Authority (“TCA”) estimated at TRY 127,525 thousand in its consolidated financial statements as of 31 December 2021. The Group has computed the provision by applying 2% to D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with the tax legislations for the year ended 31 December 2021, based on the management’s and legal advisors’ best estimate, and reduced by 25% for early payment discount on the amount calculated, if the administration fine will be paid within 30 days, an option which the management will exercise. The TCA board, at its own discretion, may also apply a further discount between 1/4 and 3/5 of the total penalty if they decide to apply extenuating circumstances. As of the approval date of these consolidated financial statements, the TCA’s final decision is not yet rendered. If the penalty ratio differs by 1% of statutory revenue from the management’s estimate, the provision would be an estimated TRY 63,762 thousand higher or lower, accordingly.

2.3   Basis of consolidation

The consolidation principles used in the preparation of these consolidated financial statements are summarised below:

a)	These consolidated financial statements include the accounts of the parent company, D-Market and its subsidiaries (collectively referred to as the “Group”) on the basis set out in sections (a) to (b) below. The financial statements of the companies included in the consolidation are based on the accounting principles and presentation basis applied by the Group.
b)	Subsidiaries are all companies over which D-Market has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and it has the ability to affect those returns through its power over the investee. Thus, the principle of control sets out the following three elements of control:
-	Power over the investee;
-	Exposure or rights to variable returns from involvement with the investee;
-	The ability to use power over the investee to affect the amount of the investor’s returns.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 Basis of Consolidation (Continued)

The proportion of ownership interest represents the effective shareholding of the Group through the shares held by D-Market and indirectly by its subsidiaries.

The table below sets out the subsidiaries included in the scope of consolidation and shows the Group’s ownership interests at 31 December 2021, 2020 and 2019:

Subsidiaries	2021	2020	2019

Evimiz (*)	—	100.00%	100.00%
Altıncı Cadde (*)	—	100.00%	100.00%
D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	—	—
(*)

The operations of Evimiz and Altıncı Cadde ceased on 4 September 2018 and 11 October 2019, respectively. Evimiz and Altıncı Cadde do not represent a material separate major line of business of the Group, consequently, they were not classified as discontinued operations as of 31 December 2020 and 2019. Altıncı Cadde and Evimiz companies have been merged under D-Fast on 27 August 2021.

The balance sheet and statement of comprehensive loss of the subsidiaries are consolidated on a line- by-line basis and the carrying value of the investment held by D-Market in its subsidiaries is eliminated against equity. The intercompany transactions and balances between D-Market and its subsidiaries are eliminated on consolidation. The cost of, and the dividends arising from, shares held by D-Market in its subsidiaries are eliminated from equity and income for the period, respectively. The subsidiaries are consolidated from the date on which control is transferred to the Group and are no longer consolidated from the date that control ceases.

2.4   Offsetting

Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when there is a legally enforceable right to set-off the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.

2.5   Comparative information and reclassification of prior year consolidated financial statements

Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current year. In the consolidated statement of comprehensive loss for the year ended 31 December 2021, the Group presented other operating income and other operating expenses gross in separate lines, and thus the comparatives for the years ended 31 December 2020 and 31 December 2019 have been re-presented as they were previously presented on a net basis as other operating expenses, net.

2.6   Recent accounting pronouncements

The accounting policies adopted in preparation of the consolidated financial statements as at 31 December 2021 are consistent with those of the previous financial year, except for the adoption of the following IFRS amendments effective as of 1 January 2021 and thereafter. The effects of these amendments and interpretations on the Group’s financial position and performance have been disclosed in the related paragraphs.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6   Recent accounting pronouncements (Continued)

i)	The new standards, amendments and interpretations which are effective as at 1 January 2021 are as follows:
●	Interest Rate Benchmark Reform – Phase 2 – IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Amendments)

In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, completing its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). In particular, the amendments provide for a practical expedient when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, to require the effective interest rate to be adjusted, equivalent to a movement in a market rate of interest. Also, the amendments introduce reliefs from discontinuing hedge relationships including a temporary relief from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component. There are also amendments to IFRS 7 Financial Instruments: Disclosures to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. While application is retrospective, an entity is not required to restate prior periods. Management has assessed that the amendment has no impact on the consolidated financial statements.

●	IFRS 16 Leases-Cοvid 19 Related Rent Concessions (Amendment)

The amendment applies, retrospectively, to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted, including in financial statements not yet authorized for issue at 28 May 2020. IASB amended the standard to provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The amendment provides a practical expedient for the lessee to account for any change in lease payments resulting from the covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change was not a lease modification, only if all of the following conditions are met:

➢	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.
➢	Any reduction in lease payments affects only payments originally due on or before 30 June 2021.
➢	There is no substantive change to other terms and conditions of the lease.

Management has assessed that the amendment has no significant impact on the consolidated financial statements.

●	Attributing Benefit to Periods of Service (IAS 19 Employee Benefits) – IFRS Interpretation Committee (IFRS IC or IFRIC) Agenda Decision issued May 2021

The International Financial Reporting Standards Interpretations Committee issued a final agenda decision in May 2021, under the title “Attributing Benefits to Periods of Service” (IAS 19), which includes explanatory material regarding the attribution of benefits in periods of service regarding a specific defined benefit plan analogous to that defined in Article 8 of Greek Law 3198/1955 regarding provision of compensation due to retirement (the “Labor Law Defined Benefit Plan”). This explanatory information differentiates the way in which the basic principles and regulations of IAS 19 have been applied in Greece in the previous years, and therefore, according to what is defined in the “IASB Due Process Handbook (par 8.6)”, entities that prepare their financial statements in accordance with IFRS are required to amend their Accounting Policy accordingly. Based on the above, the aforementioned decision is implemented in accordance with paragraphs 19-22 of IAS 8 as a change in accounting policy. Management has assessed that the amendment has no impact on the consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6   Recent accounting pronouncements (Continued)

ii)	Standards issued but not yet effective and not early adopted
●	Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●	IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments)

The amendments were initially effective for annual reporting periods beginning on or after January 1, 2022 with earlier application permitted. However, in response to the covid-19 pandemic, the Board has deferred the effective date by one year, i.e. 1 January 2023, to provide companies with more time to implement any classification changes resulting from the amendments. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current. The amendments affect the presentation of liabilities in the statement of financial position and do not change existing requirements around measurement or timing of recognition of any asset, liability, income or expenses, nor the information that entities disclose about those items. Also, the amendments clarify the classification requirements for debt which may be settled by the company issuing own equity instruments.

In November 2021, the Board issued an exposure draft (ED), which clarifies how to treat liabilities that are subject to covenants to be complied with, at a date subsequent to the reporting period. In particular, the Board proposes narrow scope amendments to IAS 1 which effectively reverse the 2020 amendments requiring entities to classify as current, liabilities subject to covenants that must only be complied with within the next twelve months after the reporting period, if those covenants are not met at the end of the reporting period. Instead, the proposals would require entities to present separately all non-current liabilities subject to covenants to be complied with only within twelve months after the reporting period. Furthermore, if entities do not comply with such future covenants at the end of the reporting period, additional disclosures will be required. The proposals will become effective for annual reporting periods beginning on or after 1 January 2024 and will need be applied retrospectively in accordance with IAS 8, while early adoption is permitted. The Board has also proposed to delay the effective date of the 2020 amendments accordingly, such that entities will not be required to change current practice before the proposed amendments come into effect. Management has assessed that the amendment will have no impact on the consolidated financial statements.

◾	IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements 2018-2020 (Amendments)

The amendments are effective for annual periods beginning on or after 1 January 2022 with earlier application permitted. The IASB has issued narrow-scope amendments to the IFRS Standards as follows:

➢	IFRS 3 Business Combinations (Amendments) update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6   Recent accounting pronouncements (Continued)

➢	IAS 16 Property, Plant and Equipment (Amendments) prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss.
➢	IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendments) specify which costs a company includes in determining the cost of fulfilling a contract for the purpose of assessing whether a contract is onerous.

Annual Improvements 2018-2020 make minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases.

Management has assessed that the amendment will have no impact on the consolidated financial statements.

●	IFRS 16 Leases-Cοvid 19 Related Rent Concessions beyond 30 June 2021 (Amendment)

The Amendment applies to annual reporting periods beginning on or after 1 April 2021, with earlier application permitted, including in financial statements not yet authorized for issue at the date the amendment is issued. In March 2021, the Board amended the conditions of the practical expedient in IFRS 16 that provides relief to lessees from applying the IFRS 16 guidance on lease modifications to rent concessions arising as a direct consequence of the covid-19 pandemic. Following the amendment, the practical expedient now applies to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2022, provided the other conditions for applying the practical expedient are met. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●	IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. The amendments provide guidance on the application of materiality judgements to accounting policy disclosures. In particular, the amendments to IAS 1 replace the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. Also, guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgements about accounting policy disclosures. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●	IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (Amendments)

The amendments become effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments introduce a new definition of accounting estimates, defined as monetary amounts in financial statements that are subject to measurement uncertainty. Also, the amendments clarify what changes in accounting estimates are and how these differ from changes in accounting policies and corrections of errors. Management has assessed that the amendment will have no impact on the consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6   Recent accounting pronouncements (Continued)

●	IAS 12 Income taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments)

The amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12 and specify how companies should account for deferred tax on transactions such as leases and decommissioning obligations. Under the amendments, the initial recognition exception does not apply to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. It only applies if the recognition of a lease asset and lease liability (or decommissioning liability and decommissioning asset component) give rise to taxable and deductible temporary differences that are not equal. Management has assessed that the amendment will have no impact on the consolidated financial statements.

2.7    Summary of significant accounting policies

The significant accounting policies followed in the preparation of these consolidated financial statements are summarised below:

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, demand and time deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash and wallet deposits

Restricted cash represents fund deposits received from customers for the Group’s payment solution by digital wallet. These deposits are subject to regulatory restrictions and therefore are not available for use by the Group. These deposits are kept separately from the Group’s cash accounts and the Group does not earn interest income from its restricted cash accounts. A corresponding liability is recorded as wallet deposits in the consolidated balance sheet. These amounts are maintained in the digital wallet until withdrawal is requested or used by the customer. In accordance with the Law on payment and securities settlement systems, payment services and electronic money institutions, number 6493, the Group is liable to compensate for the rights of the fund holders. Considering these facts and circumstances, the Group has recognised restricted cash and the corresponding wallet deposit liability in its consolidated financial statements.

Trade receivables

A receivable is the Group’s right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured initially at the transaction price, and subsequently at amortized cost using the effective interest rate method, less provision for impairment.

Contract assets

When the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Group presents the contract as a contract asset, excluding any amounts presented as a receivable. Contract assets are subject to impairment assessment within the scope of expected credit loss calculation.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Contract liabilities and merchant advances

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (i.e. a receivable), before the Group transfers a good or service, the Group presents the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services).

Merchant advances consists of advances received from customers for marketplace transactions, where the Group acts as an agent. The Group earns a commission for these transactions. The amount of advances payable to a merchant, net of commissions, is credited as a payable to the merchant when delivery is complete.

Financial assets

The Group classified its financial assets in three categories; financial assets carried at amortized cost, financial assets carried at fair value through profit or loss, financial assets carried at fair value through other comprehensive income. Classification is performed in accordance with the business model determined based on the purpose of benefits from financial assets and expected cash flows. Management performs the classification of financial assets at the acquisition date. During the period the Group did not hold any financial assets in the “fair value through other comprehensive income” category.

a)	Financial assets carried at amortized cost

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, whose payments are fixed or predetermined, which are not actively traded and which are not derivative instruments are measured at amortized cost. They are included in current assets, except for maturities more than 12 months after the balance sheet date. Those with maturities more than 12 months are classified as non-current assets. The Group’s financial assets carried at amortized cost comprise “trade receivables”, “contract assets”, “financial investments” and “cash and cash equivalents” in the consolidated balance sheet.

Impairment

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The Group has further concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The expected loss rates are based on the payment profiles of sales over a period before reporting date and the corresponding credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. While cash and cash equivalents and financial investments carried at amortised cost are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

b)	Financial assets carried at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the consolidated balance sheet at fair value with net changes in fair value recognised in the consolidated statement of profit or loss. Financial assets at fair value through profit or loss consist of financial investments which are acquired to benefit from short-term price or other fluctuations in the market or which are a part of a portfolio aiming to earn profit in the short-run, irrespective of the reason of acquisition, and kept for trading purposes. Particularly, in 2021, the Group invested an amount of TRY 1,024,437 thousand for investment funds as financial asset which is valued by using Level 1 inputs. (Note 4).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Trade payables and payables to merchants

Trade payables mainly arise from the payables to retail suppliers related to the inventory purchases and services payables. It also includes payables to the marketplace merchants. Trade payables and payables to merchants are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Related parties

For the purpose of these consolidated financial statements, shareholders, key management personnel and Board members, in each case together with their families and companies controlled by or affiliated with them, investments and associated companies are considered and referred to as related parties.

Inventories

Inventories, comprising of trade goods, are valued at the lower of cost and net realisable value. Costs incurred in bringing each product to its present location and condition is defined as the initial cost. An entity may purchase inventories on deferred settlement terms. When the arrangement effectively contains a financing element, that element, for example a difference between the purchase price for normal credit terms and the amount paid, is recognised as interest expense over the period of the financing. The cost of inventories is determined using the weighted average method. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provision for inventories is accounted in cost of inventory sold.

Rebates

The Group periodically receives consideration from certain suppliers, representing rebates for products sold and rebates that are depending on reaching minimum purchase thresholds for a specified period. The Group considers those rebates as a reduction to costs of inventory when the amounts are reliably measurable.

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is objective evidence that an asset is impaired. If any indication exists, the Group estimates the asset’s recoverable amount. When the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired. Impairment losses are recognized in statement of comprehensive loss.

The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (discounted cash flows an asset is expected to generate based upon management’s expectations of future economic and operating conditions). For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating units). An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased.

Subsequent increase in the asset’s recoverable amount due to the reversal of a previously recognized impairment loss cannot be higher than the previous carrying value (net of depreciation and amortization).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Property and equipment and related depreciation

Property and equipment are carried at cost less accumulated depreciation and are amortized on a straight- line basis. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. Repairs and maintenance are charged to the profit or loss of the statement of comprehensive loss as incurred. The cost includes expenditure that is directly attributable to the acquisition of the items. The assets’ residual values and estimated useful economic lives are reviewed at the end of each reporting period and adjusted prospectively if appropriate. The depreciation periods for property and equipment, which approximate the useful lives of such assets, are as follows:

Furniture and fixtures	5–10 years
Leasehold improvements	5 years
Motor vehicles	5 years

An impairment loss is charged to profit and loss for the amount by which the carrying amount of the asset exceeds its recoverable amount, which is the higher of the asset’s net selling price and value in use.

Gains or losses on disposals of property and equipment, which is determined by comparing the proceeds with the carrying amount, are included in the related income and expense accounts, as appropriate.

Intangible assets and related amortization

Intangible assets comprise acquired software and rights. Acquired computer software licenses and rights are capitalized on the basis of costs incurred to acquire and bring to use the specific software. Software and rights costs are amortized over their estimated useful lives of 3 to 15 years.

Website development costs

Costs that are directly associated with the development of website and unique software products controlled by the Group are recognized as internally generated intangible assets when the following criteria are met:

●	it is technically feasible to complete the software so that it will be available for use or sale;
●	management intends to complete the software and use or sell it;
●	there is an ability to use or sell the software;
●	it can be demonstrated how the software will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the software are available; and
●	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the development website and software include direct employee costs, an appropriate portion of relevant overhead and service costs incurred as part of the development.

Development costs that do not meet the criteria above are recognized as expense as incurred. Development costs previously recognized as expense are not recognized as an asset in a subsequent period. Development costs recognized as an asset are amortized over their estimated useful lives between 2 and 4 years. Amortization starts when the asset is ready for use (Note 10).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Capitalized development costs, stages of website development and useful lives are assessed in accordance with the requirements of SIC 32 Intangible Assets: Web Site Costs and IAS 38 Intangible Assets.

Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of lease, together with both:

-	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
-	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of lease.

The Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

The non-lease components are not accounted for within the scope of IFRS 16.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a change in circumstances that:

-	Is within the control of the Group,
-	Affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right of use asset and a lease liability under the lease contract.

Short-term lease agreements with a lease term of 12 months or less and agreements determined by the Group as low value have been determined to be within the scope of the practical expedient included in IFRS 16. For these agreements, the lease payments are recognized as an other operating expense in the period in which they are incurred. Such expenses have no significant impact on Group’s consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Lease liability

Lease liability is initially recognised at the present value of future lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in- substance fixed lease payments.

The Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate when: (a) there is a change in the lease term as a result of reassessment of the expectation to exercise a renewal option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term if that rate can be readily determined, or if not, its incremental borrowing rate at the date of reassessment.

Where: (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in the future lease payments resulting from a change in an index or a rate used to determine those payments, including changes to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses the revised discount rate that reflects the changes in the interest rate.

The Group recognises the amount of the remeasurement of lease liability as an adjustment to the right of use asset. When the carrying amount of the right of use asset is reduced to zero and there is further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the remeasurement in profit or loss.

The Group accounts for a lease modification as a separate lease if both:

-	The modification increases the scope of the lease by adding the right to use one or more underlying assets;
-	The consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For lease modifications that are not accounted for as a separate lease, the Group, at the effective date of the lease modification; (a) allocates the consideration in the modified contract; (b) determines the lease term of the modified lease; and (c) remeasures the lease liability by discounting the revised lease payments using a revised discount rate.

The revised discount rate is determined as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or the lessee’s incremental borrowing rate at the effective date of the modification, if the interest rate implicit in the lease cannot be readily determined.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Right of use assets

The right of use asset is initially recognised at cost comprised of:

-	The amount of the initial measurement of the lease liability,
-	Any lease payments made at or before the commencement date, less any lease incentives received,
-	Any initial direct costs incurred by the Group, and
-	An estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of right of use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

Right of use assets are amortized on a straight-line basis over their estimated useful lives and carried at cost less accumulated amortization and impairment losses, and adjusted for any re-measurement of lease liabilities. Useful lives are determined over the shorter of its estimated useful life and the lease term. Useful lives of right of use assets are as follows:

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Other	2 – 3 years

Deferred income taxes

Deferred income tax is provided, using the liability method, for all temporary differences arising between the tax base of assets and liabilities and their carrying values for financial statement purposes. Currently enacted or substantially enacted at period end tax rates are used to determine deferred income taxes.

Deferred income tax liabilities are recognized for all taxable temporary differences, whereas deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized. Deferred income tax assets and liabilities are presented net when there is a legally enforceable right to offset current tax receivables against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same tax authority on the same taxable entity.

Provision for post-employment benefits

Under the Turkish Labour Law, the Group is required to pay post-employment benefits to each employee who has completed one year of service and achieves the retirement age (58 for women and 60 for men), or whose employment is terminated without due cause, or is called up for military service, or dies.

Provision for post-employment benefits represents the present value of the estimated total reserve of the future probable obligation of the Group arising from the retirement of the employees calculated using the “Projected Unit Credit Method” and based on factors derived using the experience of personnel terminating their services.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The current service cost is recognized in the consolidated statement of comprehensive loss, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes curtailments and settlements. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in profit or loss of the statement of comprehensive loss.

Provisions, contingent assets and liabilities

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Contingent assets and liabilities

Contingent liabilities are not recognized in the financial statements. They are disclosed only, unless the possibility of an outflow of resources embodying economic benefits is remote. A contingent asset is not recognized in the financial statements but disclosed when an inflow of economic benefits is probable.

Commitments

A commitment is an enforceable, legally binding agreement to make a payment in the future for the purchase of services. Commitments are not recognized in the financial statements, only disclosed (Note 12), since the Group has not yet received the services.

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer. The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group obtains control of the goods or services before they are transferred to the customer, the Group is the principal in the transaction. If it is unclear whether the Group obtains control, an assessment is made as to whether the Group is the primary obligor for providing the goods, whether it is subject to inventory risk and if it has discretion in establishing prices to determine whether it controls the goods. When the Group controls the goods before they are transferred to the customer, revenues are recorded on a gross basis (“Retail”). When the Group does not obtain the control of the goods before they are transferred to the customer, revenues are recorded on a net basis (“Marketplace”).

At contract inception, if the Group expects that the period between the transfer of the promised good or service and the payment is one year or less, the Group applies the practical expedient and does not make any adjustment for the effect of a significant financing component on the promised amount of consideration.

The Group launched its Loyalty Club in August 2020, which allows Loyalty Club customers to benefit from free deliveries, Loyalty Club specific campaigns, discounts and call center priority. The Group estimates the unused amount of these incentives (for example discounts) that will be redeemed and recognizes a liability, as necessary, with the corresponding reduction in revenue.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The Group launched Hepsipay Cűzdanım (Wallet), an embedded digital wallet product in June 2021 and introduced “Hepsipapel”, a cashback points program that allows customers to earn and redeem points during purchases with the Wallet on the platform. The unused amount of cashback points provided to the customers are accounted as a liability and a revenue deduction.

i.    Sales of goods

Sales of goods relate to transactions where the Group acts directly as the seller of goods purchased from the suppliers. In these transactions, the Group acts as the principal. Collections from the customer for the goods sold are made at the time orders are placed. Revenue is recognized when the goods are delivered to the customers. The Group recognizes revenue from sales of goods, net of return and cancellation allowances.

Variable consideration is common and takes various forms, including returns and discounts. Customers have a right to return goods within 14 days from delivery of the goods. A right of return is contractual. A customer exercising its right to return a good receives a full refund. The Group estimates future returns for its sales and recognizes a liability for the expected returns, as necessary. Discounts the Group provides to customers are recognized as a reduction of revenue.

ii.    Services revenues

Service revenue includes marketplace commissions, transaction fees, charges for delivery services and other service revenues (mainly includes advertising revenues, fulfilment revenues and other commissions).

Marketplace commission

The Group offers a marketplace platform that enables third-party sellers (“merchants”) to sell their products through www.hepsiburada.com. Marketplace commission represents commission fees charged to merchants for selling their goods through this platform. In the Marketplace sales, the Group does not obtain control of the goods before delivery of the goods to the customer. Upon sale, the Group charges the merchants a fixed rate commission fee based on the order amount. The Group recognizes revenue for the commission fee at completion of the order delivery. The Group records any commission revenue recognized net of any anticipated returns of commissions that might affect the consideration the Group will retain.

The Group may, at times, provide discounts to the Marketplace customers. Any such discounts affect the amount of commission the Group will retain and are thus recognized as a reduction of revenue since they are a discount provided to a customer by the Group and therefore reduce the commission to be received.

Transaction fees

The Group also charges to its merchants a transaction fee for each order received. Such fees are recognized as revenue at the time the order is placed.

Other contractual charges

The Group charges contractual fees to its merchants mainly for late deliveries and cancellations caused by merchants. Such fees are recognized as revenue at a point in time.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Delivery service revenues

Except for some selected product categories, the Group collects shipping fees from its customers for order amounts less than a determined threshold. The Group also charges to its suppliers and merchants shipping fees based on an agreed price per order. Such shipping fees are recognized as revenue over time during the delivery period. The Group also provides cargo services to other e-commerce companies through its subsidiary, Hepsijet. Likewise, revenues generated through such cargo services are recognized over time during the delivery of the carried goods to the end customers.

Cost of inventory sold

Cost of inventory sold consists of the purchase price of consumer products, including supplier’s rebates and subsidies, write-downs and losses of inventories.

Borrowings

All bank borrowings are initially recognised at cost, being the fair value of the consideration received net of issue cost associated with the borrowing. After initial recognition, bank borrowings are subsequently measured at amortised cost using the effective interest method. Amortised cost is calculated by taking into account any issuance costs and any discount or premium on settlement (Note 5).

Supplier and merchant financing arrangements

The Group carries out supplier and merchant financing arrangements with some of its suppliers and merchants in accordance with the agreements made between the Group, banks and those suppliers and merchants, that enable those suppliers and merchants to collect their receivables earlier than original due dates. When the original liability to a supplier or merchant has been extinguished or substantially modified (e.g. through change in original terms of the contract), the liabilities are classified as bank borrowings. Otherwise, the liabilities remain as trade payables.

Share-based payments

Share-based payment transactions are treated in accordance with IFRS 2. The standard encompasses all arrangements where an entity purchases goods and services in exchange for issue of an entity’s equity instruments, or cash payments based on the fair value of the entity’s equity instruments, unless the transaction is clearly for a purpose other than payment for goods and services supplied to the entity receiving them. In accordance with IFRS 2, the Group distinguishes between equity settled and cash settled plans. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. The cost of equity settled plans granted on grant date is allocated on a pro rata basis over the expected vesting period against equity. For equity settled share-based payments, the value of the awards is fixed at the grant date. A liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in payroll expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. A description of the existing share-based payment plan is disclosed in Note 13.

Capital increases and dividends

Ordinary shares are classified as equity. Pro-rata increases to existing shareholders are accounted for at par value as approved. Dividends on ordinary shares are recognized in equity in the period in which they are approved by the General Assembly Meeting.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Foreign currency transactions and balances

Foreign currency transactions during the period have been translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies have been translated into TRY at the exchange rates prevailing at the balance sheet dates. Exchange gains or losses arising from the settlement and translation of foreign currency items have been included in the statement of comprehensive loss in financial income or expense.

Segment reporting of financial information

Operating segments are identified on the same basis as financial information is reported internally to the Group’s chief operating decision maker (“CODM”), the Group’s Board of Directors. The Group management determines operating segments by reference to the reports reviewed by the Board of Directors to make strategic decisions. The Board of Directors evaluates the operational results as a whole as one cash generating unit. No segmental information is presented in these consolidated financial statements, since no segmental financial information is reviewed by the CODM.

2.8    COVID-19

The World Health Organization characterized COVID-19 as a pandemic in March 2020. As of the date hereof, COVID-19 has spread widely around the world and new variants of the virus have emerged, resulting in the implementation of significant governmental measures in Turkey and globally, including lockdowns of manufacturing and logistics facilities, closures of businesses and offices, quarantines of individuals, and travel bans. COVID-19 and the measures taken to limit its spread have impacted consumer behaviour, including e-commerce shopping trends. During the COVID-19 pandemic, increased numbers of consumers in the Turkish market have shifted to e-commerce as a result of social distancing and other government restrictions, which resulted in the growth for demand for the Group’s products and services. However, with the lifting of Turkey’s lock down measures in July 2021, we observed some customer demand shifting back towards Turkish offline retailers, resulting in lower than anticipated online consumer activity and our operational and financial performance was negatively impacted. In March 2022, the Turkish government announced further lifting of Turkey’s COVID-19 measures. As the full impact of the COVID-19 pandemic continues to evolve, it is uncertain what effect the pandemic will have on consumer behaviour and the demand for various goods and services may evolve.